POST-EMPLOYMENT BENEFITS - Change in Defined Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Quarterly percent of eligible employee pay	1.00%
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	$ 46
Service cost	1	$ 1
Interest cost (income)	2	2
Actuarial gain due to financial assumption changes	6	4
Actuarial gain due to demographic assumption changes	(1)	(2)
Actuarial experience adjustments	(1)	(1)
Return on plan assets (excluding interest income)	(7)	(6)
Administrative expenses paid from plan assets	1	1
Net defined benefit liability (asset) - ending balance	38	46
Defined benefit pension plan | Defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	162	165
Service cost	1	1
Interest cost (income)	6	6
Foreign currency exchange changes	0	(1)
Actuarial gain due to financial assumption changes	6	4
Actuarial gain due to demographic assumption changes	(1)	(2)
Actuarial experience adjustments	(1)	(1)
Benefits paid	(9)	(10)
Net defined benefit liability (asset) - ending balance	164	162
Defined benefit pension plan | Fair value of plan assets
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	(116)	(108)
Interest cost (income)	(4)	(4)
Return on plan assets (excluding interest income)	(9)	(5)
Employer contributions	(7)	(9)
Employer direct settlements	0	(1)
Benefits paid from employer	1	1
Benefits paid from plan assets	8	9
Administrative expenses paid from plan assets	1	1
Net defined benefit liability (asset) - ending balance	(126)	(116)
Post-retirement plan
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	29
Service cost	0	0
Interest cost (income)	1	1
Actuarial gain due to financial assumption changes	0	0
Actuarial gain due to demographic assumption changes	0	0
Actuarial experience adjustments	(2)	(1)
Return on plan assets (excluding interest income)	0	0
Administrative expenses paid from plan assets	0	0
Net defined benefit liability (asset) - ending balance	28	29
Post-retirement plan | Defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	29	30
Service cost	0	(1)
Interest cost (income)	1	2
Foreign currency exchange changes	(1)	1
Actuarial gain due to financial assumption changes	0	0
Actuarial gain due to demographic assumption changes	0	0
Actuarial experience adjustments	(2)	(1)
Benefits paid	1	(2)
Net defined benefit liability (asset) - ending balance	28	29
Post-retirement plan | Fair value of plan assets
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	0	0
Interest cost (income)	0	0
Return on plan assets (excluding interest income)	0	0
Employer contributions	0	0
Employer direct settlements	(2)	(1)
Benefits paid from employer	2	1
Benefits paid from plan assets	0	0
Administrative expenses paid from plan assets	0	0
Net defined benefit liability (asset) - ending balance	$ 0	$ 0